As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael A. Castino, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

630-637-2724
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.9%
Accommodation and Food Services - 0.9%
Darden Restaurants, Inc.	17,339	$802,275
Administrative and Support and Waste Management and Remediation Services - 3.2%
Baker Hughes, Inc.	12,399	923,106
Moody's Corp.	10,193	893,518
TriNet Group, Inc. (a)	35,284	849,286
		2,665,910
Construction - 1.9%
Chicago Bridge & Iron Company NV	10,477	714,531
Lennar Corp.	21,103	885,904
		1,600,435
Finance and Insurance - 17.2%
American International Group, Inc.	31,636	1,726,693
Apollo Global Management LLC	34,490	956,063
CNO Financial Group, Inc.	53,277	948,331
E*TRADE Financial Corporation (a)	42,534	904,273
FleetCor Technologies, Inc. (a)	6,834	900,721
Global Eagle Entertainment, Inc. (a)	74,219	920,316
Green Dot Corporation (a)	46,509	882,741
Intercontinental Exchange, Inc.	4,377	826,815
Lazard Ltd	16,695	860,794
Lincoln National Corporation	17,898	920,673
Markel Corporation (a)	1,457	955,267
NewStar Financial, Inc. (a)	65,614	922,533
Signature Bank/New York NY (a)	7,451	940,167
Wells Fargo & Company	17,365	912,704
Western Union Company	54,203	939,880
		14,517,971
Health Care and Social Assistance - 1.1%
HCA Holdings, Inc. (a)	16,078	906,478
Industrials - 0.1%
NOW, Inc. (a)	2,642	95,667
Information - 15.2%
AT&T, Inc.	28,514	1,008,255
CBS Corporation	14,230	884,252
GTT Communications, Inc. (a)	81,832	835,505
Houghton Mifflin Harcourt Company (a)	94,881	1,817,920
Lions Gate Entertanment Corporation	29,797	851,598
Microsoft Corporation	22,232	927,074
NetEase, Inc. - ADR	12,048	944,081
Netflix, Inc. (a)	2,140	942,884
NQ Mobile, Inc. - ADR (a)	130,676	802,351
Pandora Media, Inc. (a)	33,738	995,271
Sinclair Broadcast Group, Inc.	28,435	988,116
SouFun Holdings Ltd - ADR	1,072	10,495
Time Warner, Inc.	13,061	917,535
Time, Inc. (a)	1,608	38,946
T-Mobile US, Inc. (a)	25,169	846,182
		12,810,465

Management of Companies and Enterprises - 1.1%
Cooper-Standard Holdings, Inc. (a)	13,410	887,205
Manufacturing - 38.9%
AbbVie, Inc.	16,446	928,212
Actavis PLC (a)	8,184	1,825,441
Apple, Inc.	19,229	1,786,951
Colfax Corporation (a)	11,607	865,186
Constellation Brands, Inc. (a)	21,309	1,877,962
Cooper Tire & Rubber Company	30,340	910,200
Darling International, Inc. (a)	44,481	929,653
Discovery Laboratories, Inc. (a)	456,398	812,388
FEI Company	10,570	959,016
Flamel Technologies SA - ADR (a)	76,781	1,151,715
Garmin Ltd	14,861	905,035
Gilead Sciences, Inc. (a)	10,636	881,831
Handy & Harman, Ltd. (a)	32,916	881,161
Hewlett-Packard Company	25,486	858,369
InterMune, Inc. (a)	21,318	941,190
Kapstone Paper & Packaging Corporation (a)	29,717	984,524
Keurig Green Mountain, Inc.	7,608	948,033
LyondellBasell Industries NV	8,737	853,168
Micron Technology, Inc. (a)	59,557	1,962,403
National Oilwell Varco, Inc.	10,561	869,698
NCR Corporation (a)	26,249	921,077
Patrick Industries, Inc. (a)	22,633	1,054,472
Revlon, Inc. (a)	28,134	858,087
RR Donnelley & Sons Company	53,342	904,680
Seattle Genetics, Inc. (a)	24,970	955,103
Spectrum Brands Holdings, Inc.	11,394	980,226
Thor Industries, Inc.	14,257	810,796
Valeant Pharmaceuticals International, Inc. (a)	33,301	4,199,922
		32,816,499
Mining, Quarrying, and Oil and Gas Extraction - 4.4%
Core Laboratories NV	5,462	912,482
Exco Resources, Inc.	159,439	939,095
Horsehead Holding Corp. (a)	51,093	932,958
Noble Corp. PLC	27,814	933,438
		3,717,973
Professional, Scientific, and Technical Services - 4.4%
Amgen, Inc.	7,543	892,865
Baidu, Inc. - ADR (a)	5,159	963,753
Sangamo BioSciences, Inc. (a)	64,772	989,068
Yahoo!, Inc. (a)	24,927	875,686
		3,721,372
Real Estate and Rental and Leasing - 5.0%
AerCap Holdings NV (a)	18,118	829,804
Avis Budget Group, Inc. (a)	14,922	890,694
E-House China Holdings Ltd - ADR	86,272	746,253
Hertz Global Holdings, Inc. (a)	29,122	816,290
The Howard Hughes Corporation (a)	5,890	929,619
		4,212,660
Retail Trade - 2.2%
Bitauto Holdings Ltd - ADR (a)	19,244	937,183
Dollar General Corporation (a)	16,601	952,233
		1,889,416

Transportation and Warehousing - 2.1%
Canadian Pacific Railway, Ltd.	5,171	936,675
Delta Air Lines, Inc.	21,694	839,992
		1,776,667
Utilities - 1.2%
NRG Energy, Inc.	26,379	981,299
TOTAL COMMON STOCKS (Cost $80,362,133)		83,402,292
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Real Estate and Rental and Leasing - 1.1%
Brixmor Property Group, Inc.	39,902	915,751
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $875,732)		915,751

SHORT-TERM INVESTMENTS - 0.1%
Short Term Investments Trust - Liquid Assets Portfolio, 0.6% *	86,044	86,044
TOTAL SHORT-TERM INVESTMENTS (Cost $86,044)		86,044

Total Investments (Cost $81,323,909) - 100.1%		84,404,087
Liabilities in Excess of Other Assets - (0.1)%		(50,698)
TOTAL NET ASSETS - 100.0%		$84,353,389

*	Annualized seven-day yield as of June 30, 2014
(a)	Non-income producing security.
ADR	American Depository Receipt
NV	Dutch Public Limited Liability Company
PLC	Public Limited Company

	The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

	Cost of investments	$81,299,225
	Gross unrealized appreciation	5,359,124
	Gross unrealized depreciation	(2,303,630)
	Net unrealized appreciation	$3,055,494

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,402,292	$-	$-	$83,402,292
Real Estate Investment Trusts	915,751	-	-	915,751
Short-Term Investments	86,044	-	-	86,044
Total Investments in Securities	$84,404,087	$-	$-	$84,404,087

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)     /s/ Paul R. Fearday
Paul R. Fearday, President

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President

Date  August 27, 2014

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer

Date  August 27, 2014

* Print the name and title of each signing officer under his or her signature.